Note 22 - Income Tax - Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Combined statutory rate	26.50%	26.50%
Nondeductible expenses	1.50%	3.00%
Tax effect of flow through entities	(4.60%)	(2.00%)
Impact of changes in foreign exchange rates	0.30%	(0.10%)
Adjustments to tax liabilities for prior periods	(0.20%)	(0.10%)
Effect of changes in enacted tax rate in other jurisdictions	0.30%	0.30%
Changes in liability for unrecognized tax benefits	0.60%
Stock-based compensation	1.50%	0.30%
Foreign, state, and provincial tax rate differential	(2.30%)	(1.50%)
Change in valuation allowance	3.80%	(0.40%)
Acquisition related costs and contingent consideration	1.60%	1.40%
Withholding taxes and other	1.80%	0.40%
Effective income tax rate	30.80%	27.80%